Trade Payables - Schedule of Trade Payables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Trade Payables [Abstract]
Trade payables	$ 1,011	$ 1,154
Checks payable	31
Total Trade Payables	$ 1,042	$ 1,154